Income Taxes (Schedule Of Computation From Income Tax At Federal Rate To Income Tax Benefit (Expense) (Detail) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Income Tax Rates [Abstract]
Income tax benefit at statutory rates										$ 246,284	$ 246,867	$ 251,814
State income taxes, net of federal tax effects										26,518	32,768	6,218
Foreign income taxes										11,074	(22,640)	8,782
Nondeductible items										(5,533)	(4,870)	(4,617)
Changes in valuation allowance and other estimates										(333,641)	(135,161)	50,697
Other, net										(3,191)	4,853	(4,615)
Income tax benefit (expense)	$ (56,605)	$ 33,654	$ (24,376)	$ 621	$ (68,388)	$ (36,833)	$ 73,802	$ (11,477)	$ 96,325	$ (58,489)	$ 121,817	$ 308,279
Reconciliation of Income Tax Rates Percentages [Abstract]
Income tax benefit at statutory rates										35.00%	35.00%	35.00%
State income taxes, net of federal tax effects										4.00%	4.00%	1.00%
Foreign income taxes										2.00%	(3.00%)	2.00%
Nondeductible items										(1.00%)	(1.00%)	(1.00%)
Changes in valuation allowance and other estimates										(47.00%)	(19.00%)	7.00%
Other, net										(1.00%)	1.00%	(1.00%)
Income tax benefit (expense)	(1720.00%)				(1880.00%)					(8.00%)	17.00%	43.00%